Stock-Based Compensation Plans and Arrangements - Restricted Stock and Performance Stock Unit Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Non-vested, beginning balance	412,862
Granted, Shares	60,652
Vested, Shares	(285,722)
Canceled, Shares
Number of Shares, Non-vested, ending balance	187,792
Weighted Average Grant Date Fair Value, Non-vested, beginning balance	$ 12.07
Granted, Weighted Average Grant Date Fair Value	$ 15.99
Vested, Weighted Average Grant Date Fair Value	$ 13.24
Canceled, Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Non-vested, ending balance	$ 11.55
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Non-vested, beginning balance	2,730,690
Granted, Shares	2,746,912
Vested, Shares	(920,332)
Canceled, Shares	(83,806)
Number of Shares, Non-vested, ending balance	4,473,464
Weighted Average Grant Date Fair Value, Non-vested, beginning balance	$ 14.67
Granted, Weighted Average Grant Date Fair Value	$ 16.00
Vested, Weighted Average Grant Date Fair Value	$ 14.60
Canceled, Weighted Average Grant Date Fair Value	$ 15.41
Weighted Average Grant Date Fair Value, Non-vested, ending balance	$ 15.49